Investment properties (Details Textual) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Investment Properties (Textual)
Fair value of investment property	R$ 1,471,248	R$ 1,385,780
Book value of investment property	R$ 526,956	R$ 41,876